Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Change in valuation allowance	$ 712,000	$ 7,701,000
Arizona operating loss carryforward	62,100,000	8,000,000
Federal operating loss carryforward	62,100,000	59,300,000
Remaining Federal operating loss carryforward	2,800,000
Pre-USHG merger operating loss carryforward	27,000,000
Pre-USHG merger capital loss carryforward	520,000
Federal research and development tax credits	239,000
State research and development tax credits	340,000
Pre-USHG merger cumulative unused tax credits	244,000
Accrued interest or penalties related to unrecognized tax benefits	$ 0	$ 0
Federal income tax rate	21.00%
Previous federal income tax rate	34.00%